Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 34,539	$ 7,563	$ 6,180
Restricted cash, current portion		376	944
Restricted cash, net of current portion	1,800	2,250	2,750
Total cash and cash equivalents and restricted cash	$ 36,339	$ 10,189	$ 9,874